Segment information: Additional information (Details)				12 Months Ended
	May 25, 2018	May 26, 2017	May 25, 2017	Dec. 31, 2019	Dec. 31, 2018	Oct. 19, 2017
Operating segments:
Agreement term				50 years
Aerostar
Operating segments:
Proportion of ownership interest in joint venture			50.00%
Airplan
Operating segments:
Proportion of interest acquired						92.42%
Aeropuerto de Cancun
Operating segments:
Proportion of interest in subsidiary				100.00%	100.00%
Airplan
Operating segments:
Proportion of interest acquired	7.58%
Proportion of interest in subsidiary	100.00%
Aerostar
Operating segments:
Proportion of interest acquired		10.00%
Proportion of interest in subsidiary		60.00%
Agreement term		40 years